STATEMENT OF CASH FLOWS (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (911,857)	$ (256,997)
Adjustments to reconcile net earnings (loss) to net cash (used in) operating activities:
Issuance of common stock for services	458,000	45,750
Issuance of common stock for compensation	6,469,857	1,526,704
Issuance of common stock for interest	58
Increase (decrease) in operating assets and liabilities:
Depreciation	6,271
Accounts payable and accrued expenses	4,059	581
Accrued compensation	(6,045,973)
Prepaid expenses	4,375	(1,361,153)
Due to related party	15,022	45,165
Net cash provided by (used in) operating activities	(188)	50
Net increase (decrease) in cash and cash equivalents	(188)	50
Cash and equivalents at beginning of period	478
Cash and equivalents at end of period	290	50
SUPPLEMENTARY DISCLOSURE OF NONCASH TRANSACTIONS
Shares issued for services	458,000	45,750
Shares issued to repay note payable	3,058
Shares issued for purchase of gaming equipment	376,237
Shares issued for compensation	6,469,857	1,526,704
Non-cash lease income		$ (250,000)